Notes Payable (Details Narrative) - D&O Insurance Premium [Member] - USD ($)	Jun. 20, 2025	Mar. 31, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Notes Payable	$ 151,300	$ 15,130	$ 60,520
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Debt maturity date	May 20, 2026